Consolidated Balance Sheets (Parentheticals) shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Accounts Receivable, Allowance for Credit Loss | $	$ 3,300	$ 3,058
Ordinary shares, authorized	180,000
Shares, Outstanding	84,983	71,716
Shares, Issued	85,249	71,982
Treasury Stock, Shares, Acquired		266
Treasury Stock, Common
Treasury Stock, Shares, Acquired	266